Withholding Tax Receivable (Details) - Schedule of Current and Non Current Portion of Tax Receivables - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Current and Non Current Portion of Tax Receivables [Abstract]
Current portion	$ 536,974	$ 757,024
Non-current portion	1,921,073	1,934,072
Withholding taxes receivables, net	$ 2,458,047	$ 2,691,096